Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 78,308,945	$ 58,470,373
Impairment		(40,066,481)	(42,359,794)
Reversal of impairment (impairment)		143,179,778	218,809,394
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)		15,396,795	63,556,867
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)		1,635,845	10,210,029
Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)		11,103,807	7,094,966
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)		55,499,327	78,070,937
Cangrejera Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)		9,335,695	6,366,959
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	[1]	7,760,170	5,496,925
Impairment	[1]	(7,481,554)	(22,127,533)
Reversal of impairment (impairment)		278,616	(16,630,608)
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(1,639,975)
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		0	2,577,364
Impairment		(4,517,060)	(15,070,542)
Pemex industrial transformation [member] | Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		2,048,039	0
Impairment			(1,119,892)
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		5,712,131	2,919,561
Pemex industrial transformation [member] | Fertilizer plants [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		$ (1,324,519)	(92,644)
Pemex industrial transformation [member] | Cangrejera Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment			$ (5,844,455)

[1]	On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.